Material accounting policies	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Material accounting policies	Material accounting policies
1.    Reporting Entity
Euronav NV (the "Company") is a company domiciled in Belgium. The address of the Company's registered office is De Gerlachekaai 20, 2000 Antwerpen, Belgium. The consolidated financial statements of the Company comprise the Company and its subsidiaries (together referred to as the "Group") and the Group's interests in associates and joint ventures.

Euronav NV is a fully-integrated provider of international maritime shipping and offshore services engaged in the transportation and storage of crude oil. The Company was incorporated under the laws of Belgium on June 26, 2003, and grew out of three companies that had a strong presence in the shipping industry; Compagnie Maritime Belge NV, or CMB, formed in 1895, Compagnie Nationale de Navigation SA, or CNN, formed in 1938, and Ceres Hellenic formed in 1950. The Company started doing business under the name "Euronav" in 1989 when it was initially formed as the international tanker subsidiary of CNN. Euronav NV merged in 2018 with Gener8 Maritime, Inc, which became a wholly-owned subsidiary of Euronav NV. On October 9, 2023, the Company announced that its two reference shareholders CMB NV and Frontline plc/Famatown Finance Ltd. reached an agreement. The agreement comprised that CMB acquired Frontline's 26.12% stake in the Company, Frontline acquired 24 VLCC tankers from the Euronav fleet and the Company's pending arbitration action against Frontline and affiliates was settled. At the end of 2023, Euronav NV and CMB NV entered into a share purchase agreement for the acquisition of 100% shares in CMB.TECH NV. CMB.TECH is a diversified cleantech maritime group. CMB.TECH builds, owns, operates and designs large marine and industrial applications that run on dual-fuel diesel-hydrogen and diesel-ammonia engines and monofuel hydrogen engines.

Euronav NV charters its vessels to leading international energy companies. The Company pursues a chartering strategy of primarily employing its vessels on the spot market, including through the Tankers International (TI) Pool and also under fixed-rate contracts and long-term time charters, which typically include a profit sharing component.

A spot market voyage charter is a contract to carry a specific cargo from a load port to a discharge port for an agreed freight per ton of cargo or a specified total amount. Under spot market voyage charters, the Company pays voyage expenses such as port, canal and bunker costs. Spot charter rates have historically been volatile and fluctuate due to seasonal changes, as well as general supply and demand dynamics in the crude oil marine transportation sector. Although the revenues generated by the Company in the spot market are less predictable, the Company believes their exposure to this market provides them with the opportunity to capture better profit margins during periods when vessel demand exceeds supply leading to improvements in tanker charter rates. The Company principally employs and commercially manages their VLCCs through the TI Pool, a leading spot market-oriented VLCC pool in which other third-party shipowners with vessels of similar size and quality participate along with the Company. The Company participated in the formation of the TI Pool in 2000 to allow themselves and other TI Pool participants to gain economies of scale, obtain increased cargo flow of information, logistical efficiency and greater vessel utilization.

Time charters provide the Group with a fixed and stable cash flow for a known period of time. Time charters may help the Group mitigate, in part, its exposure to the spot market, which tends to be volatile in nature, being seasonal and generally weaker in the second and third quarters of the year due to refinery shutdowns and related maintenance during the warmer summer months. The Group may when the cycle matures or otherwise opportunistically employ more of its vessels under time charter contracts as the available rates for time charters improve. The Group may also enter into time charter contracts with profit sharing arrangements, which the Group believes will enable it to benefit if the spot market increases above a base charter rate as calculated either by sharing sub charter profits of the charterer or by reference to a market index and in accordance with a formula provided in the applicable charter contract.

The Group currently deploys its two FSOs as floating storage units under service contracts with North Oil Company, in the offshore services sector.
2.    Basis of accounting
These financial statements have been prepared in accordance with International Financial Reporting Standards (IFRS) issued by the International Accounting Standards Board (IASB) and as adopted by the European Union as of December 31, 2023.
Changes in accounting policies are described in policy 6. All accounting policies have been consistently applied for all periods presented in the consolidated financial statements unless disclosed otherwise.

The consolidated financial statements were authorized for issue by the Supervisory Board on April 10, 2024.
3.    Basis of measurement
The consolidated financial statements have been prepared on the historical cost basis except for the following material items in the statement of financial position:
•Derivative financial instruments are measured at fair value
•Non-current assets held for sale are recognized at fair value less cost of disposal if it is lower than their carrying amount
4.    Functional and presentation currency
The consolidated financial statements are presented in USD, which is the Company's functional and presentation currency. All financial information presented in USD has been rounded to the nearest thousand except when otherwise indicated.
5.    Use of estimates and judgments
The preparation of the consolidated financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of the Group's accounting policies and the reported amounts of assets and liabilities, income and expenses.
The estimates and associated assumptions are based on historical experience and various other factors that are believed to be reasonable under the circumstances, the results of which are the basis of making the judgments about carrying values of assets and liabilities that are not readily apparent from other sources. Actual results may differ from these estimates.
The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period, or in the period of the revision and future periods if the revision affects both current and future periods.
A.    Judgments
Information about judgments made in applying accounting policies that have the most significant effects on the amounts recognized in the consolidated financial statement is included in the following notes:
•Note 8 - Impairment;
•Note 17 - Sale and leaseback: accounted for as a sale or a financing transaction
•Note 21 - Lease term: whether the Group is reasonably certain to exercise renewal, termination, purchase options.
B.    Assumptions and estimation uncertainties
Information about assumptions and estimation uncertainties that have a significant risk of resulting in a material adjustment to the carrying amounts in the next financial years is included in the following notes:
•Accounting policy 11.5 - Depreciation policy: The Group reviewed the residual value of its vessels, an accounting estimate, in accordance with its accounting policy. The Group considered its continued focus on sustainability, recent trends of the steel industry and the direction of the industry moving forward. Specifically, Euronav considered the steel industry's commitment to be carbon neutral in 2050 and the impact of this on scrap steel.

Scrap steel is easily recoverable and infinitely recyclable and all scenarios leading to carbon neutrality in 2050 are likely to lead to an increased consumption of scrap steel. Further, the use of scrap steel to produce finished products instead of metal ore results in reduced greenhouse gas emissions.

The recycling of steel scrap obtained from end-of-life vessels also helps reduce air and water pollution.

Steel scrap from end-of-life products can be recycled back into new steel products with potentially a very low CO2 footprint. This indicates that there will likely be a continuous need for scrap steel and, given the limited availability of scrap steel, this in turn should have a positive impact on the price of steel.
The costs of recycling a vessel with due respect for the environment and the safety of the workers in specialized yards is challenging to forecast as regulations and good industry practice leading to self-regulation can dramatically change over time. As a result, the Group has applied a residual value estimate for its vessels equal to the lightweight tonnage of each vessel multiplied by a forecast scrap value per ton less supplemental costs such as repositioning the vessel, commissions and preparation fees, and after consideration of the impact of (changes in) worldwide recycling regulations (EU regulation versus other) and developments. The scrap value per ton is estimated by taking into consideration the historical four-year scrap market rate average, taking into account any significant impact of (changes in) worldwide recycling regulations (EU regulation versus other) and developments, which is updated annually. Management judgement also took into consideration the long term perspective for the sector, including peak oil and oil demand in the energy mix for the next 20 years using the IEA reports and forecasts.

Based on the annual re-assessment of the residual value, there is no change in residual value as of December 31, 2023.

•Note 8 - Impairment test: key assumptions underlying the recoverable amount and in particular forecasted TCE, discount rates and residual value;
•Note 10 - Measurement of deferred tax assets: availability of future taxable profit against which deductible temporary differences and tax losses carried forward can be utilized.
•Note 21 - Leases: key assumptions underlying the lease liability and right-of-use asset, e.g. lease term, lease payments and estimate on residual value guarantee.
The significant assumptions and accounting estimates used to support the reported amounts of assets and liabilities, income and expenses were regularly reviewed, and if needed updated, during 2023. The main judgements, estimates and assumptions are:
•Note 8 – Impairment test: the carrying amount of the vessels is reviewed to determine whether an indication of impairment exists. The review of the indicators did not trigger the requirement to perform a more in-depth impairment analysis at December 31, 2023.

•Bunkers on the vessels are valued at lower of cost or net realizable value. Positive results were realized in 2023 and the Group expects for 2024 the same based on the forecasted TCE rates.

•Allowance for expected credit losses: in accordance with IFRS 9, the group recognizes expected credit losses on trade receivables following the simplified approach. Lifetime expected losses are recognized for the trade receivables, excluding recoverable VAT amounts. Based on customer's payment behavior, no significant additional allowances for expected credit losses were to be recognized as per December 31, 2023.

Measurement of fair values
A number of the Group's accounting policies and disclosures require the measurement of fair values, for both financial and non-financial assets and liabilities.
When measuring the fair value of an asset or a liability, the Group uses market observable data as far as possible. Fair values are categorized into different levels in a fair value hierarchy based on the inputs used in the valuation techniques as follows.
•Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities.
•Level 2: inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly (i.e.as prices) or indirectly (i.e. derived from prices).
•Level 3: inputs for the asset or liability that are not based on observable market data (unobservable inputs).
If the inputs used to measure the fair value of an asset or a liability might be categorized in different levels of the fair value hierarchy, then the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement.
The Group recognizes transfers between levels of the fair value hierarchy at the end of the reporting period during which the change has occurred.
Further information about the assumptions made in measuring fair values is included in the following notes:
•Note 3 - Assets and liabilities held for sale and discontinued operations;
•Note 20 - Financial instruments and
•Note 24 - Share-based payment arrangements
6.    Changes in material accounting policies
The accounting policies adopted in the preparation of the consolidated financial statements for the year ended December 31, 2023 are consistent with those applied in the preparation of the consolidated financial statements for the year ended December 31, 2022.
During the current financial period, the Group has adopted all the new and revised Standards and Interpretations issued by the International Accounting Standards Board (IASB) and the International Financial Reporting Interpretations Committee (IFRIC) of the IASB as adopted by the European Union and effective for the accounting year starting on January 1, 2023. The Group has not applied any new IFRS requirements that are not yet effective as per December 31, 2023.

The following new Standards, Interpretations and Amendments issued by the IASB and the IFRIC as adopted by the European Union are effective for the financial period:

IAS 8 Accounting policies, Changes in Accounting Estimates and Errors - Amendments regarding the definition of accounting estimates (February 2021). The adoption of this amendment has not led to major changes in the Group's accounting policies.

IAS 12 Income Taxes - Amendments regarding deferred tax related to assets and liabilities arising from a single transaction (May 2021). The adoption of this amendment has not led to major changes in the Group's accounting policies.

Global minimum top-up tax
The Group has adopted International Tax Reform - Pillar Two Model Rules (Amendments to IAS 12) upon their release on May 23, 2023. The amendments provide a temporary mandatory exception from deferred tax accounting for the top-up tax, which is effective immediately, and require new disclosures about the Pillar Two exposure (see Note 7).

The mandatory exception applies retrospectively. However, because no new legislation to implement the top-up tax was enacted or substantively enacted at December 31, 2022 in any jurisdiction in which the Group operates and no related deferred tax was recognised at that date, the retrospective application has no impact on the Group's consolidated financial statements.

Material accounting policy information
The Group also adopted Disclosure of Accounting Policies (Amendments to IAS 1 and IFRS Practice Statement 2) from January 1, 2023. Although the amendments did not result in any changes to the accounting policies themselves, they impacted the accounting policy information disclosed in the financial statements.

The amendments require the disclosure of 'material', rather than 'significant', accounting policies. The amendments also provide guidance on the application of materiality to disclosure of accounting policies, assisting entities to provide useful, entity-specific accounting policy information that users need to understand other information in the financial statements.

Management reviewed the accounting policies and made updates to the information disclosed below in certain instances in line with the amendments.

7.    Basis of Consolidation
7.1.    Business Combinations
The Group accounts for business combinations using the acquisition method when the acquired set of activities and assets meets the definition of a business and control is transferred to the Group. The Group controls an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. In determining whether a particular set of activities and assets is a business, the Group assesses whether the set of assets and activities acquired includes, at a minimum, an input and substantive process and whether the acquired set has the ability to produce outputs. The Group has an option to apply a ‘concentration test' that permits a simplified assessment of whether an acquired set of activities and assets is not a business. The optional concentration test is met if substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar identifiable assets.
7.2.    Interests in equity-accounted investees
Interests in joint ventures are accounted for using the equity method. They are recognized initially at cost, which includes transaction costs. Subsequent to initial recognition, the consolidated financial statements include the Group's share of the profit or loss and other comprehensive income (OCI) of equity-accounted investees, until the date on which significant influence or joint control ceases.

Interests in joint ventures include any long-term interests that, in substance, form part of the Group's investment in those joint ventures and include unsecured shareholder loans for which settlement is neither planned nor likely to occur in the foreseeable future, which, therefore, are an extension of the Group's investment in those joint ventures. The Group's share of losses that exceeds its investment is applied to the carrying amount of those loans. After the Group's interest is reduced to zero, a liability is recognized to the extent that the Group has a legal or constructive obligation to fund the joint ventures' operations or has made payments on their behalf.

8.    Foreign currency

8.1.    Foreign currency transactions

Transactions in foreign currencies are translated to USD at the foreign exchange rate applicable at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies at the balance sheet date are translated to USD at the foreign exchange rate applicable at that date. Non-monetary assets and liabilities that are measured in terms of historical cost in a foreign currency are translated using the exchange rate at the date of the transaction. Foreign exchange differences arising on translation are generally recognized in profit or loss. However, foreign currency differences arising from the translation of the following items are recognized in OCI:
•a financial liability designated as a hedge of the net investment in a foreign operation to the extent that the hedge is effective; and
•qualifying cash flow hedges to the extent that the hedges are effective.

8.2.    Foreign operations
The assets and liabilities of foreign operations, including goodwill and fair value adjustments arising on acquisition, are translated to USD at exchange rates at the reporting date. The income and expenses of foreign operations are translated to USD at rates approximating the exchange rates at the dates of the transactions.

Foreign currency differences are recognized directly in equity (Translation reserve). When a foreign operation is disposed of, in part or in full, the relevant amount in the translation reserve is transferred to profit or loss.
9.    Financial Instruments
9.1.    Non-derivative financial assets

Classification and subsequent measurement

On initial recognition, a financial asset is classified as measured at: amortized cost; FVOCI - debt investment; FVOCI - equity instrument; or FVTPL. The classification of financial assets under IFRS 9 is generally based on the business model in which a financial asset is managed and its contractual cash flow characteristics.

Financial assets are not reclassified subsequent to their initial recognition unless the Group changes its business model for managing financial assets, in which case all affected financial assets are reclassified on the first day of the first reporting period following the change in the business model.
A financial asset is measured at amortized cost if it meets both of the following conditions and is not designated as at FVTPL:

•it is held within a business model whose objectives is to hold assets to collect contractual cash flows; and
•its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

9.2.    Non-derivative financial liabilities

Classification and subsequent measurement

Financial liabilities are classified as measured at amortized cost or FVTPL.

A financial liability is classified as at FVTPL if it is classified as held-for-trading, it is derivative or it is designated as such on initial recognition. Financial liabilities at FVTPL are measured at fair value and net gains and losses, including any interest expense, are recognized in profit or loss.

Other financial liabilities are subsequently measured at amortized cost using the effective interest method. Interest expense and foreign exchange gains and losses are recognized in profit or loss. Any gains or loss on derecognition is also recognized in profit or loss.

The financial liability related to the three VLCCs under the sale and leaseback agreement entered into on December 30, 2019 and to the Suezmax under the sale and leaseback agreement entered into on December 4, 2023 (see Note 17) is measured at amortized cost using the effective interest method. It is remeasured when there is a change in future lease payments arising from a change in an index or rate, if there is a change in the Group's estimate of the fair value of the assets transferred at the end of the lease term or if the Group changes its assessment of whether it will exercise the purchase option.

Any changes in the financial liabilities from remeasurement are recognized through profit or loss.

Derecognition

The Group derecognizes a financial liability when its contractual obligations are discharged, canceled, or expired. The Group also derecognizes a financial liability when its terms are modified and the cash flows of the modified liability are substantially different, in which case a new financial liability based on the modified terms is recognized at fair value.

Related to the share sale and the fleet sale which was approved on a Special General Meeting, the remaining Euronav fleet was refinanced in a Global Refinancing $1,290 million facility on November 7, 2023. The Company has fully repaid the outstanding liabilities for some loans in the fourth quarter of 2023 (see Note 17).

On derecognition of a financial liability, the difference between the carrying amount extinguished and the consideration paid
(including any non-cash assets transferred or liabilities assumed) is recognized in profit or loss.

Non-derivative financial liabilities comprise loans and borrowings, bank overdrafts, and trade and other payables. Bank overdrafts that are repayable on demand and form an integral part of the Group's cash management are included as a component of cash and cash equivalents for the purpose of the statement of cash flows.

9.3.    Derivative financial instruments

Derivative financial instruments and hedge accounting

The Group from time to time may enter into derivative financial instruments to hedge its exposure to market fluctuations, foreign exchange and interest rate risks arising from operational, financing and investment activities.

Derivatives are initially measured at fair value; attributable transaction costs are expensed as incurred. Subsequent to initial recognition, derivatives are remeasured at fair value, and changes therein are generally recognized in profit or loss.

The group designated certain derivatives as hedging instruments to hedge the variability in cash flows. The Group entered into interest rate swaps and forward exchange contracts to hedge this risk (see Note 15).
The Group ensure that hedge accounting relationships are aligned with its risk management objectives and strategy and apply a more qualitative and forward looking approach in assessing hedge effectiveness. On initial designation of the derivative as hedging instrument, the Group formally documents the economic relationship between the hedging instrument(s) and hedged item(s), including the risk management objective(s) and strategy for undertaking the hedge. The Group also documents the methods that will be used to assess the effectiveness of the hedging relationship and makes an assessment whether the hedging instruments are expected to be "highly effective" in offsetting the changes in the cash flows of the respective hedged items during the period for which the hedge is designated.

On an ongoing basis, the Group assesses whether the hedge relationship continues and is expected to continue to remain highly effective using retrospective and prospective quantitative and qualitative analysis.

The Group entered into several commodity swaps and futures in connection with its low sulfur fuel oil project. These instruments qualified as hedging instruments. These instruments were measured at their fair value; effective changes in fair value were recognized in OCI and the ineffective portion was recognized in profit or loss during 2020. As from 2021, all changes were recognized in profit or loss. As of the fourth quarter of 2023, the Group did no longer enter into commodity swaps due to the sale of the ULCC Oceania (see Note 15).

Hedges directly affected by the interest rate benchmark reform
The Group has adopted the Phase 2 amendments and retrospectively applied them from January 1, 2021.

When the basis for determining the contractual cash flows of the hedged item or hedging instrument changes as a result of the IBOR reform and therefore there is no longer uncertainty arising about the cash flows of the hedged item or the hedging instrument, the Group amends the hedge documentation of that hedging relationships to reflect the change(s) required by the IBOR reform. For this purpose, the hedge designation is amended only to make one or more of the following changes:

•designating an alternative benchmark rate as the hedged risk;
•updating the description of the hedged item, including the description of the designated portion of the cash flows or fair value being hedged; or
•updating the description of the hedging instrument.

The Group amends the description of the hedging instrument only if the following conditions are met:

•it makes a change required by the IBOR reform by using an approach other than changing the basis for determining the contractual cash flows of the hedging instrument or using another approach that is economically equivalent to changing the basis for determining the contractual cash flows of the original hedging instrument; and
•the original hedging instrument is not derecognized.

The Group amends the formal hedge documentation by the end of the reporting period during which a change required by the IBOR reform is made to the hedged risk, hedged item or hedging instrument. These amendments in the formal hedge documentation do not constitute the discontinuation of the hedging relationship or the designation of a new hedging relationship.

If changes are made in addition to these changes required by the IBOR reform described above, then the Group first considers whether those additional changes result in the discontinuation of the hedge accounting relationship. If the additional changes do not result in the discontinuation of the hedge accounting relationship, then the Group amends the formal hedge documentation as mentioned above. In connection to the $150.0 million facility (see Note 15), the Company has decided to consolidate 12 Interest Rate Swaps (IRSs) into 4 IRSs with effect as from December 29, 2023. The consolidated IRSs will have the average fixed rates of the former IRSs and the consolidated amounts are in line with the sum of the former IRSs. Because there is no change in the future cash flows, the consolidation is not treated as a modification because it does not change the economic relationship between the hedged item (the $150.0 million facility) and the hedging instrument (the IRSs).

When the interest rate benchmark on which the hedged future cash flows had been used is changed as required by the IBOR reform, for the purpose of determining whether the hedged future cash flows are expected to occur, the Group deems that the hedging reserve recognized in OCI for that hedging relationship is based on the alternative benchmark rate on which the hedged future cash flows will be based.

See Note 20 for related disclosures.
Cash flow hedges
When a derivative is designated as the hedging instrument in a hedge of the variability in cash flows attributable to a particular risk associated with a recognized asset or liability or a highly probable forecast transaction that could affect profit or loss, the effective portion of changes in the fair value of the derivative is recognized in OCI and presented in the hedging reserve in equity. The amount recognized in OCI is removed and included in profit or loss in the same period as the hedged cash flows affect profit or loss under the same line item in the statement of profit or loss as the hedged item. Any ineffective portion of changes in the fair value of the derivative is recognized immediately in profit or loss.

The Group designates only the change in fair value of the spot element of forward exchange contracts as the hedging instrument in cash flow hedging relationships. The change in fair value of the forward element of forward exchange contracts (forward points) is separately accounted for as a cost of hedging and recognized in a costs of hedging reserve within equity.

If the hedging instrument no longer meets the criteria for hedge accounting, expires or is sold, terminated, exercised, or the designation is revoked, then hedge accounting is discontinued prospectively. When hedge accounting for cash flow hedges is discontinued, the amount that has been accumulated in the hedging reserve remains in equity until, for a hedge of a transaction resulting in the recognition of a non-financial item, it is included in the non-financial item's cost on its initial recognition or, for other cash flow hedges, it is reclassified to profit or loss in the same period or periods as the hedged expected future cash flows affect profit or loss. In relation to the refinancing and the repayment of the existing loan facilities in the fourth quarter of 2023, the IRSs have been unwound and have been recognized in the profit or loss (see Note 6 and 15).

If the hedged future cash flows are no longer expected to occur, then the balance in equity is reclassified to profit or loss.

9.4.    Share capital
Ordinary share capital
Ordinary share capital is classified as equity. Incremental costs directly attributable to the issue of ordinary shares are recognized as a deduction from equity, net of any tax effects.
Repurchase of share capital
When share capital recognized as equity is repurchased, the amount of the consideration paid, including directly attributable costs, net of any tax effects, is recognized as a deduction from equity. Repurchased shares are classified as treasury shares and presented in the reserve for own shares. When treasury shares are sold or reissued subsequently, the amount received is recognized as an increase in equity, and the resulting surplus or deficit on the transaction is presented in retained earnings.

10.    Goodwill and intangible assets
10.1.    Goodwill
Goodwill that arises on the acquisition of subsidiaries is presented as an intangible asset. For the measurement of goodwill at initial recognition, refer to accounting policy 7.1.
After initial recognition goodwill is measured at cost less accumulated impairment losses, refer to accounting policy 12.
10.2.    Intangible assets
Intangible assets that are acquired by the Group and have finite useful lives are measured at cost less accumulated amortization and impairment losses, refer to accounting policy 11.
The cost of an intangible asset acquired in a separate acquisition is the cash paid or the fair value of any other consideration given. The cost of an internally generated intangible asset includes the directly attributable expenditure of preparing the asset for its intended use.
10.3.    Subsequent expenditure
Subsequent expenditure on intangible assets is capitalized only when it increases the future economic benefits embodied in the specific asset to which it relates and its cost can be measured reliably. All other expenditure is expensed as incurred.
10.4.    Amortization
Amortization is charged to the income statement on a straight-line basis over the estimated useful lives of the intangible assets from the date they are available for use. The estimated useful lives are as follows:
•Software:          3 - 5 years
•Customer contracts (service component of the NOC contract):    ten years
Amortization methods, useful lives and residual values are reviewed at each reporting date and adjusted if appropriate.
11.    Vessels, property, plant and equipment
11.1.    Owned assets
Vessels and items of property, plant and equipment are stated at cost or deemed cost less accumulated depreciation (see below) and impairment losses, refer to accounting policy 12. Cost includes expenditure that is directly attributable to the acquisition of the asset. The cost of assets includes the following:
•The cost of materials and direct labor;
•Any other costs directly attributable to bringing the assets to a working condition for their intended use;
•When the Group has an obligation to remove the asset or restore the site, an estimate of the costs of dismantling and removing the items and restoring the site on which they are located; and
•Capitalized borrowing costs.
Where an item of property, plant and equipment comprises major components having different useful lives, they are accounted for as separate items of property, plant and equipment, refer to accounting policy 11.6.
Gains and losses on disposal of a vessel or of another item of property, plant and equipment are determined by comparing the net proceeds from disposal with the carrying amount of the vessel or the item of property, plant and equipment and are recognized in profit or loss.
For the sale of vessels, transfer of control usually occurs upon delivery of the vessel to the new owner.
11.2.    Assets under construction
Assets under construction, especially newbuilding vessels, are accounted for in accordance with the stage of completion of the newbuilding contract. Typical stages of completion are the milestones that are usually part of a newbuilding contract: signing or receipt of refund guarantee, steel cutting, keel laying, launching and delivery. All stages of completion are guaranteed by a refund guarantee provided by the shipyard.
11.3.    Subsequent expenditure
Subsequent expenditure is capitalized only when it increases the future economic benefits embodied in the item of property, plant and equipment and its cost can be measured reliably. The carrying amount of the replaced part is derecognized. All other expenditure is recognized in the consolidated statement of profit or loss as an expense as incurred.
11.4.    Borrowing costs
Borrowing costs that are directly attributable to the acquisition, construction or production of a qualifying asset are capitalized as part of the cost of that asset.
11.5.    Depreciation
Depreciation is charged to the consolidated statement of profit or loss on a straight-line basis over the estimated useful lives of vessels and items of property, plant and equipment. The right-of-use asset is depreciated using the straight-line method from the commencement date to the end of the lease term, unless the lease transfers ownership of the underlying asset to the Group by the end of the lease term or the cost of the right-of-use asset reflects that the Group will exercise a purchase option. In that case the right-of-use asset will be depreciated over the useful life of the underlying asset, which is determined on the basis of those of property and equipment (refer to accounting policy 19).

Vessels and items of property, plant and equipment are depreciated from the date that they are available for use. Internally constructed assets are depreciated from the date that the assets are completed and ready for use.

The estimated useful lives of significant items of property, plant and equipment are as follows:

-	tankers	20 years
-	FSO/FPSO	30 years
-	plant and equipment	5 - 20 years
-	fixtures and fittings	5 - 10 years
-	other tangible assets	3 - 20 years
-	dry-docking	2.5 - 5 years

The useful life of the FSOs have been assessed as 30 years due to the extension for ten years of the timecharter contract in direct continuation of their current contractual service, or until July 21, 2032 and September 21, 2032 respectively. The end of the useful economic life of the FSO vessels was set equal to the contract end date or approximately 30 years since build date.
As explained in policy 5.B., management re-assesses on a yearly basis the residual value of its fleet. During 2023, each vessel's residual value is equal to the product of its lightweight tonnage and an estimated net scrap rate of $390/LDT. This rate was also applied during 2023 for the Suezmax under the sale and leaseback agreement entered into on December 4, 2023 (see Note 17). In accordance with IFRS, this transaction was not accounted for as a sale but Euronav as seller-lessee will continue to recognize the transferred assets. The Company has a purchase obligation at the end of the contract. The vessel will be depreciated to the end of its useful life using the same residual value as other vessels in the fleet (i.e. $390/LDT).

Depreciation methods, useful lives and residual values are reviewed at year-end and adjusted if appropriate.
11.6.    Dry-docking – component approach
Where an item of property, plant and equipment comprises major components having different useful lives, they are accounted for as separate items of property, plant and equipment. Costs associated with routine repairs and maintenance are expensed as incurred including routine maintenance performed whilst the vessel is in dry-dock. Components installed during dry-dock with a useful life of more than 1 year are depreciated over their estimated useful-life.

12.    Impairment
12.1.    Non-financial assets
The carrying amounts of the Group's non-financial assets, other than deferred tax assets (refer to accounting policy 21), inventory and contract assets, are reviewed at each reporting date to determine whether there is any indication of impairment. If any such indication exists, the asset's recoverable amount is estimated. Goodwill is tested annually for impairment.
Tankers

The Group analyzes the following internal and external indicators to assess whether tankers might be impaired:

•    the obsolescence or physical damage of an asset;
•    significant changes in the extent or manner in which vessels are (or are expected to be) used that have (or will have) an adverse effect on the entity;
•    plans to dispose of assets before the previously expected date of disposal;
•    indications that the performance of a CGU is, or will be, worse than expected;
•    significant increases in cash flows for acquiring, operating or maintaining vessels that are significantly higher than originally budgeted;
•    net cash flows or operating profits that are lower than originally budgeted;
•    net cash outflows or operating losses;
•    market capitalization significantly below net asset value for a prolonged period of time;
•    a significant and unexpected decline in market value of vessels;
•    significant adverse effects in the technological, market, economic, legal and regulatory environment, including but not limited to, vessel and crude oil supply and demand trends;
•    increases in market interest rates.

Euronav defines its CGU for tankers as a single vessel, unless such vessel is operated in a profit-sharing pool, in which case such vessel, together with the other vessels in the pool, are collectively treated as a CGU.

When events and changes in circumstances indicate that the carrying amount of the asset or CGU might not be recovered, the Group performs an impairment test whereby the carrying amount of the asset or CGU is compared to its recoverable amount, which is the greater of its value in use and its fair value less cost to sell. For assessing value in use, assumptions are made regarding forecast charter rates, using the weighted average of past and ongoing shipping cycles including management judgment for the ongoing cycle and for the weighting factors applied, the weighted average cost of capital (WACC), the useful life of the vessels (20 years for tankers) and a residual value. After careful consideration of the trends in the shipping industry, management considers it is appropriate to use as a residual value of the vessels an amount equal to the lightweight tonnage of the vessel, multiplied by the market price of scrap per ton, less disposal costs such as repositioning the vessel, commissions and preparation fees, and after consideration of the impact of (changes in) worldwide recycling regulations (EU regulation versus other) and developments.

The market scrap value per ton is estimated by taking into consideration the historical four-year scrap market rate average, taking into account any significant impact of (changes in) worldwide recycling regulations (EU regulation versus other) and developments, which is updated annually at year-end.

Although management believes that its process to determine the assumptions used to evaluate the carrying amount of the assets, when required, are reasonable and appropriate, such assumptions are subject to judgment. Management is assessing continuously the resilience of its projections to the business cycles that can be observed in the tankers market, and concluded that a business cycle approach provides a better long-term view of the dynamics at play in the industry. By defining a shipping cycle from peak to peak over the last 20 years and including management's expectation of the completion of the current cycle, management is better able to capture the full length of a business cycle while also giving more weight to recent and current market experience. The current cycle is forecasted based on management judgment, analyst reports and past experience. Long term charter rates are used in the calculation in case available.

Management judgement also took into consideration the long term perspective for the sector, including peak oil and oil demand in the energy mix for the next 20 years using the IEA reports and forecasts.

FSOs

In the context of the valuation of the Group's investments in the respective FSOs, the Group also reviews internal and external indicators, similar to the ones used for tankers, to assess whether the FSOs might be impaired. When events and changes in circumstances indicate that the carrying amount of the assets might not be recovered, the Group performs an impairment test on the FSO vessels owned by TI Asia Ltd and TI Africa Ltd, based on a value in use calculation to estimate the recoverable amount from the vessel. This method is chosen as there is no efficient market for transactions of FSO vessels as each vessel is often purposely built for specific circumstances. In assessing value in use, assumptions are made regarding forecast charter rates, weighted average cost of capital ('WACC'), the useful life of the FSOs (30 years) and a residual value. After careful consideration of the trends in the shipping industry, the Group elected to use as a residual value for its vessels an amount equal to the lightweight tonnage of the vessel, multiplied by the market price of scrap per ton, less disposal costs such as repositioning the vessel, commissions and preparation fees, and after consideration of the impact of (changes in) worldwide recycling regulations (EU regulation versus other) and developments.

The value in use calculation for FSOs, when required, is based on the remaining useful life of the vessels as of the reporting date, and forecast charter rates are determined using the fixed daily contract rates. The FSO Asia and the FSO Africa were on a five years timecharter contract to North Oil Company, the operator of the Al-Shaheen oil field, whose shareholders are Qatar Petroleum Oil & gas Limited and Total E&P Golfe Limited, until July 22, 2022 and September 22, 2022, respectively. In November 2020, the two joint ventures (TI Asia Ltd and TI Africa Ltd.) signed an extension for ten years in direct continuation of their current contractual service, or until July 21, 2032 and September 21, 2032 respectively. Following this extension of the contract with North Oil Company until 2032, the end of the useful economic life was set equal to the contract end date or approximately 30 years since build date.

13.    Assets held for sale

Non-current assets, or disposal groups comprising assets and liabilities, that are expected to be recovered primarily through sale rather than through continuing use are classified as held for sale. Immediately before classification as held for sale, the assets, or components of a disposal group, are remeasured in accordance with the Group's accounting policies. Thereafter generally the assets or disposal group are measured at the lower of their carrying amount and fair value less cost of disposal. Any impairment loss on a disposal group is allocated first to goodwill, and then to the remaining assets and liabilities on a pro rata basis, except that no loss is allocated to inventories, financial assets, deferred tax assets, employee benefit assets or investment property, which continue to be measured in accordance with the Group's accounting policies. Impairment losses on initial classification as held for sale and subsequent gains and losses on remeasurement are recognized in profit or loss. Gains are not recognized in excess of any cumulative impairment loss.

Once classified as held for sale, intangible assets and property, plant and equipment are no longer amortized or depreciated, and any equity-accounted investee is no longer equity accounted.

14.    Bunker inventory

The Group has been purchasing compliant bunker fuel to store on board of a Euronav vessel, the ULCC Oceania, for future use by its vessels. Bunkers are presented as inventory and are accounted for on a weighted average basis. The cost of inventories comprises of the purchase price, fuel inspection costs and transport and handling costs. The effective portion of the change in fair value of derivatives designated as cash flow hedges of the underlying price index between the date of purchase and the date of delivery is also recognized as an inventory cost. The ineffective portion of the change in fair value of these derivatives is recognized directly in profit or loss. In November 2023 the Company decided to discontinue the bunker storage and offloading program and sold the ULCC Oceania. The vessel has been fully offloaded.

The inventory on board of our vessels is accounted for on a first-in, first-out basis. No write down is needed as long as the freight market remains robust offsetting potential higher weighted average consumption costs of the bunker oil consumed from that inventory.

The remaining on board of lubricants are classified as deferred charges. As the monthly OPEX charged to the shipowner is recognized progressively as services are delivered and operational expenses incur, the deferred charges allow the matching of lubricant oil costs with the other operational expenses.

Bunker expenses and consumed lubricants are recognized in profit or loss upon consumption.

15.    Revenue
15.1.    Pool Revenues
Aggregated revenue recognized on a daily basis from vessels operating on voyage charters in the spot market and on contract of affreightment within the pool is converted into an aggregated net revenue amount by subtracting aggregated voyage expenses (such as fuel and port charges) from gross voyage revenue. These aggregated net revenues are combined with aggregated floating time charter revenues to determine aggregated pool Time Charter Equivalent revenue (TCE). Aggregated pool TCE revenue is then allocated to pool partners in accordance with the allocated pool points earned for each vessel that recognizes each vessel's earnings capacity based on its cargo, capacity, speed and fuel consumption performance and actual on hire days. The TCE revenue earned by our vessels operated in the pools is equal to the pool point rating of the vessels multiplied by time on hire, as reported by the pool manager.

TI administration fees are subtracted from the net pool revenues.

15.2.    Time - and bareboat charters

As a lessor, the Group leases out some of its vessels under time charters and bareboat charters, refer to accounting policy 17.2. Lessors shall classify each lease as an operating lease or a finance lease. A lease is classified as a finance lease if it transfers substantially all the risks and rewards incidental to ownership of an underlying asset. Otherwise a lease is classified as an operating lease.

Revenues from time charters and bareboat charters are accounted for as operating leases and are recognized on a straight line basis over the periods of such charters, as service is performed (refer to accounting policy 17.2). IFRS 16 requires the Group to separate lease and non-lease components, with the lease component qualifying as operating lease under IFRS 16 and the service components accounted for under IFRS 15.

15.3.    Spot voyages

As from January 1, 2018, the Group applied IFRS 15. Voyage revenue is recognized over time for spot charters on a load-to-discharge basis. Progress is determined based on time elapsed. Voyage expenses are expensed as incurred unless they are incurred between the date on which the contract was concluded and the next load port. They are then capitalized if they qualify as fulfillment costs and if they are expected to be recovered.

When our vessels cannot start or continue performing its obligation due to other factors such as port delays, a demurrage is paid. The applicable demurrage rate is stipulated in the contract. Demurrage which occurs at the discharge port is recognized as incurred. As demurrage is often a commercial discussion between Euronav and the charterer, the outcome and total compensation received for the delay is not always certain. As such, Euronav only recognizes the revenue which is highly probable to be received. No revenue is recognized if the collection of the consideration is not highly probable. The amount of revenue recognized is estimated based on historical data. The Group updates its estimate on an annual basis.

Payment is typically done at the end of the voyage. There is no specific financing component.

16.    Gain and losses on disposal of vessels
In view of their importance the Group reports capital gains and losses on the sale of vessels as a separate line item in the consolidated statement of profit or loss. For the sale of vessels, transfer of control usually occurs upon delivery of the vessel to the new owner.
17.    Leases
17.1.    As a lessee
After lease commencement, the Group measures the right-of-use asset using a cost model, namely at cost less accumulated depreciation and accumulated impairment. The right-of-use asset is subsequently depreciated using the straight-line method, refer to accounting policy 11.5. In addition, the right-of-use asset is periodically reduced by impairment losses, if any, and adjusted for certain remeasurements of the lease liability.
The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Group's incremental borrowing rate. Generally, the Group uses its incremental borrowing rate as the discount rate. The lessee's incremental borrowing rate is the rate of interest that a lessee would have to pay to borrow over a similar term, and with a similar security, the funds necessary to obtain an asset of a similar value to the right-of-use asset in a similar economic environment. The Group determines its incremental borrowing rate by obtaining interest rates from various external financing sources (e.g. World office yield rate) and makes certain adjustments to reflect the terms of the lease and type of the asset leased or by calculating the weighted average of the cost of secured debt and unsecured debt.
The Group has applied judgment to determine the lease term for some lease contracts in which it is a lessee that include renewal options. The assessment of whether the Group is reasonably certain to exercise such options impacts the lease term, which significantly affects the amount of lease liabilities and right-of-use assets recognized.
When the lease liability is remeasured in this way, a corresponding adjustment is made to the carrying amount of the right-of-use asset, or is recorded in the profit or loss if the carrying amount of the right-to-use asset has been reduced to zero.
Lease and non-lease components in the contracts are separated.
Short-term leases and leases of low-value assets
The Group has elected not to recognize right-of-use assets and lease liabilities for leases of low-value assets and short-term leases, including IT equipment. The Group recognizes the lease payments associated with these leases as an expense on a straight-line basis over the lease term.
17.2.    As a lessor
When the Group acts as a lessor, it determines at lease inception whether each lease is a finance or operating lease.
To classify each lease, the Group makes an overall assessment of whether the lease transfers substantially all of the risks and rewards incidental to ownership of the underlying asset. If this is the case, then the lease is a finance lease; if not, then it is an operating lease. As part of this assessment, the Group considers certain indicators such as whether the lease is for the major part of the economic life of the asset.
If the lease qualifies as an operating lease, e.g. time charter out, the leased asset remains on the balance sheet of the lessor and continues being depreciated. The adoption of IFRS 16 required the Group to separate the lease and non-lease component in the contract, with the lease component qualified as operating lease and the non-lease component accounted for under IFRS 15. The Group recognizes lease payments received under operating leases as income on a straight-line basis over the lease term as part of 'revenue' (refer to accounting policy 16.2.). Payments related to service component made under operating leases are also recognized in the income statement over the term of the lease.
The Group sub-leases some of its properties. The sub-lease contracts are classified as finance leases under IFRS 16. For these sub-lease, the right-of-use asset related to the head lease was derecognized and a lease receivable, at an amount equal to the net investment, relating to the sublease is recognized. Subsequently the Group recognizes finance income over the lease term of a finance lease, based on a pattern reflecting a constant periodic rate of return on the net investment and if applicable impairment losses on lease receivable.
18.    Finance income and finance cost
Net financing costs comprise interest payable on borrowings calculated using the effective interest rate method, interest receivable on funds invested, dividend income, foreign exchange gains and losses, and gains and losses on hedging instruments that are recognized in the consolidated statement of profit or loss (refer to accounting policy 8).
The 'effective interest rate' is the rate that exactly discounts estimated future cash payments or receipts through the expected life of the financial instrument to:
•    the gross carrying amount of the financial asset; or
•    the amortized cost of the financial liability.
In calculating interest income and expense, the effective interest rate is applied to the gross carrying amount of the asset (when the asset is not credit-impaired) or to the amortized cost of the liability.
Interest income is recognized in the consolidated statement of profit or loss as it accrues, taking into account the effective yield on the asset. Dividend income is recognized in the consolidated statement of profit or loss on the date that the dividend is declared. Interest income related to finance lease for the subleases is also recognized in the consolidated statement of profit or loss. as a finance income.
The interest expense component of lease liabilities is recognized in the consolidated statement of profit or loss using the effective interest rate method.
19.    Income tax
In application of an IFRIC agenda decision on IAS 12 Income taxes, tonnage tax is not accounted for as income taxes in accordance with IAS 12 and is not presented as part of income tax expense in the income statement but is shown as an administrative expense under the heading Other operating expenses. In accordance with IFRIC 23 the Group assesses whether there is any uncertainty over Income Tax Treatments.

The Group has determined that the global minimum top-up tax, which it is required to pay under Pillar Two legislation, is an income tax in the scope of IAS 12. The Group has applied a temporary mandatory relief from deferred tax accounting for the impacts of the top-up tax and accounts for it as a current tax when it is incurred.

20.    Segment reporting
An operating segment is a component of the Group that engages in business activities from which it may earn revenues and incur expenses, including revenues and expenses that relate to transactions with any of the Group's other components. The Group distinguishes two segments: the operation of crude oil tankers in the international markets and the floating storage and offloading operations (FSO). The Group's internal organizational and management structure does not distinguish any geographical segments.
21.    New standards and interpretations not yet adopted
The Group elected not to early adopt the following new Standards, Interpretations and Amendments, which have been issued by the IASB and the IFRIC but are not yet effective as per December 31, 2023 and/or not yet adopted by the European Union as per December 31, 2023 and for which the impact might be relevant:
•IAS 1 Presentation of Financial Statements –
◦Amendments regarding the classification of liabilities as current or non-current (January 2020)
◦Amendments regarding non-current liabilities with covenants (October 2022)
•IFRS 16 Leases - Amendments to IFRS 16 Leases: Lease Liability in a Sale and Leaseback (issued on 22 September 2022)
•Amendments to IAS 7 Statement of Cash Flows and IFRS 7 Financial Instruments: Disclosures: Supplier Finance Arrangements (issued on 25 May 2023)*
•Amendments to IAS 21 The Effects of Changes in Foreign Exchange Rates: Lack of Exchangeability (issued on 15 August 2023)*
* Not yet endorsed by the EU as of December 31, 2023

None of the other new standards, interpretations and amendments which have been issued by the IASB and the IFRIC but are not yet effective as per December 31, 2023 and/or not yet adopted by the European Union as per December 31, 2023, are expected to have a material effect on the Group's future financial statements.